Description of Business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
DESCRIPTION OF BUSINESS

Fortis Inc. ("Fortis" or the "Corporation") is principally an international electric and gas utility holding company. Fortis segments its business based on regulatory status and service territory, as well as the information used by the chief operating decision maker in deciding how to allocate resources and evaluate the performance of the segment. The Corporation's reporting segments allow senior management to evaluate the operational performance and assess the overall contribution of each segment to the long-term objectives of Fortis. Each entity within the reporting segments operates with substantial autonomy, assumes responsibility for net earnings and its own resource allocation.

The following summary describes the operations included in each of the Corporation's reportable segments.

Regulated Utilities - United States

a.
ITC: Primarily comprised of ITC Holdings Corp. and the electric transmission operations of its regulated operating subsidiaries, which include International Transmission Company ("ITCTransmission"), Michigan Electric Transmission Company, LLC ("METC"), ITC Midwest LLC ("ITC Midwest"), and ITC Great Plains, LLC, (collectively "ITC"). ITC was acquired by Fortis in October 2016, with Fortis owning 80.1% of ITC and an affiliate of GIC Private Limited ("GIC") owning a 19.9% minority interest (Notes 20 and 25). Also included in the ITC segment is the net corporate expenses and activity of ITC Investment Holdings.

ITC owns and operates high-voltage transmission lines, in Michigan's lower peninsula and portions of Iowa, Minnesota, Illinois, Missouri, Kansas and Oklahoma, that transmit electricity from generating stations to local distribution facilities connected to ITC's systems.

b.	UNS Energy: Primarily comprised of Tucson Electric Power Company ("TEP"), UNS Electric, Inc. ("UNS Electric") and UNS Gas, Inc. ("UNS Gas"), (collectively "UNS Energy").

UNS Energy's largest operating subsidiary, TEP, is a vertically integrated regulated electric utility. TEP generates, transmits and distributes electricity to retail customers in southeastern Arizona, including the greater Tucson metropolitan area in Pima County, as well as parts of Cochise County. TEP also sells wholesale electricity to other entities in the western United States. UNS Electric is a vertically integrated regulated electric utility, which generates, transmits and distributes electricity to retail customers in Arizona's Mohave and Santa Cruz counties. TEP and UNS Electric currently own generation resources with an aggregate capacity of 2,834 megawatts ("MW"), including 64 MW of solar capacity. Several of the generating assets in which TEP and UNS Electric have an interest are jointly owned.

UNS Gas is a regulated gas distribution utility, serving retail customers in Arizona's Mohave, Yavapai, Coconino, Navajo and Santa Cruz counties.

c.
Central Hudson: Primarily comprised of Central Hudson Gas & Electric Corporation ("Central Hudson"), which is a regulated electric and gas transmission and distribution utility, serving portions of New York State's Mid-Hudson River Valley. The Company owns gas-fired and hydroelectric generating capacity totalling 64 MW. Also included in the Central Hudson segment is the net corporate expenses and activity of CH Energy Group, Inc. ("CH Energy Group").

Regulated Utilities - Canada

a.
FortisBC Energy: FortisBC Energy Inc. ("FortisBC Energy") is the largest regulated distributor of natural gas in British Columbia, serving more than 135 communities. FortisBC Energy provides transmission and distribution services to customers, and obtains natural gas supplies on behalf of most residential, commercial and industrial customers. Gas supplies are sourced primarily from northeastern British Columbia and, through FortisBC Energy's Southern Crossing pipeline, from Alberta.

b.
FortisAlberta: FortisAlberta Inc. ("FortisAlberta") is a regulated electricity distribution utility operating in a substantial portion of southern and central Alberta. The Company does not own or operate generation or transmission assets and is not involved in the direct sale of electricity.

c.
FortisBC Electric: Includes FortisBC Inc. ("FortisBC Electric"), an integrated regulated electric utility operating in the southern interior of British Columbia. FortisBC Electric owns four hydroelectric generating facilities with a combined capacity of 225 MW. Also included in the FortisBC Electric segment are the operating, maintenance and management services relating to five hydroelectric generating facilities in British Columbia primarily owned by third parties, one of which is the 335-MW Waneta Expansion hydroelectric generating facility ("Waneta Expansion"), owned by Fortis and Columbia Power Corporation and Columbia Basin Trust ("CPC/CBT").

d.
Eastern Canadian: Comprised of Newfoundland Power Inc. ("Newfoundland Power"), Maritime Electric Company, Limited ("Maritime Electric"), FortisOntario Inc. ("FortisOntario"), and the Corporation's 49% equity investment in Wataynikaneyap Power Limited Partnership ("Wataynikaneyap Partnership") (Note 9).

Newfoundland Power is an integrated regulated electric utility and the principal distributor of electricity on the island portion of Newfoundland and Labrador. Newfoundland Power has an installed generating capacity of 139 MW, of which 97 MW is hydroelectric generation. Maritime Electric is an integrated regulated electric utility and the principal distributor of electricity on Prince Edward Island ("PEI"). Maritime Electric also maintains on-Island generating facilities with a combined capacity of 145 MW. FortisOntario is comprised of three regulated electric utilities that provide service to customers in Fort Erie, Cornwall, Gananoque, Port Colborne and the District of Algoma in Ontario. Wataynikaneyap Partnership is a partnership between 22 First Nation communities and Fortis with a mandate of connecting remote First Nation communities to the electricity grid in Ontario through the development of new transmission lines (the "Wataynikaneyap Power Project"). The Wataynikaneyap Power Project is in the development stage.

Regulated Utilities – Caribbean

Caribbean: Includes the Corporation's approximate 60% controlling ownership interest in Caribbean Utilities Company, Ltd. ("Caribbean Utilities") (December 31, 2016 - 60%), Fortis Turks and Caicos, and the Corporation's 33% equity investment in Belize Electricity Limited ("Belize Electricity") (Note 9). Caribbean Utilities is an integrated regulated electric utility and the sole provider of electricity on Grand Cayman, Cayman Islands. Caribbean Utilities has an installed diesel-powered generating capacity of 161 MW. Fortis Turks and Caicos is comprised of two integrated regulated electric utilities that provide electricity to certain islands in Turks and Caicos. Fortis Turks and Caicos has a combined diesel-powered generating capacity of 84 MW. Belize Electricity is an integrated electric utility and the principal distributor of electricity in Belize.

Non-Regulated - Energy Infrastructure

Energy Infrastructure: Primarily comprised of long-term contracted generation assets in British Columbia and Belize, and the Aitken Creek natural gas storage facility ("Aitken Creek"). Generating assets in British Columbia include the Corporation's 51% controlling ownership interest in the 335-MW Waneta Expansion, conducted through the Waneta Expansion Limited Partnership ("Waneta Partnership"), with CPC/CBT holding the remaining 49% interest. The output is sold to BC Hydro and FortisBC Electric under 40-year contracts. Generating assets in Belize are comprised of three hydroelectric generating facilities with a combined capacity of 51 MW, conducted through the Corporation's indirectly wholly owned subsidiary Belize Electric Company Limited ("BECOL"). The output is sold to Belize Electricity under 50-year power purchase agreements ("PPAs"). Aitken Creek Gas Storage ULC, acquired by Fortis in April 2016, owns 93.8% of Aitken Creek, with the remaining share owned by BP Canada Energy Company (Note 25). Aitken Creek is the only underground natural gas storage facility in British Columbia and has a total working gas capacity of 77 billion cubic feet.

In 2016 the Corporation sold its 16-MW run-of-river Walden hydroelectric generating facility ("Walden") (Note 26).
Non-Regulated - Corporate and Other

Corporate and Other: Captures expense and revenue items not specifically related to any reportable segment and those business operations that are below the required threshold for reporting as separate segments. The Corporate and Other segment includes net corporate expenses of Fortis and non-regulated holding company expenses of FortisBC Holdings Inc. ("FHI").